S000083456 [Member] Annual Fund Operating Expenses - iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF - iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	Aug. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.